Summary of Significant Accounting Policies and Basis of Presentation, Revenue Recognition (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Revenue		$ 1,149,670	$ 943,747	$ 724,743
Revenue recognized			3,700	13,500
Cash received from government stimulus programs	$ 24,000
Advances from government grants	$ 17,200
Outstanding liability		0	3,742
Services for Patient Visits [Member]
Revenue Recognition [Abstract]
Revenue		818,500	683,000	542,000
Other Revenue [Member]
Revenue Recognition [Abstract]
Revenue		11,738	5,505	3,224
Revenue recognized		4,300
HHS Grant Income [Member]
Revenue Recognition [Abstract]
Revenue		$ 0	0	6,841
Revenue recognized			$ 6,800	$ 24,000